Deferred Tax Assets And Deferred Tax Liabilities- Summary of Movements In Deferred Tax Asset (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Provision for asset impairment
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	¥ 2,435,906	¥ 2,218,179	¥ 2,322,459
Credited/(charged) - to profit or loss	585,429	217,727	(104,280)
Ending balance	3,021,335	2,435,906	2,218,179
Deductible tax losses
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	2,455,815	1,876,670	217,500
Credited/(charged) - to profit or loss	82,715	579,145	1,659,170
Ending balance	2,538,530	2,455,815	1,876,670
Guarantee liabilities
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	1,054,495	1,046,383	1,440,842
Credited/(charged) - to profit or loss	357,341	8,112	(394,459)
Ending balance	1,411,836	1,054,495	1,046,383
Revenue recognition differences between accounting and tax book [Member]
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	880,682	1,023,477	1,097,274
Credited/(charged) - to profit or loss	(17,273)	(142,795)	(73,797)
Ending balance	863,409	880,682	1,023,477
Employee benefit payables
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	749,455	572,193	486,985
Credited/(charged) - to profit or loss	(28,499)	177,262	85,208
Ending balance	720,956	749,455	572,193
Accrued expenses
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	231,128	279,503	348,037
Credited/(charged) - to profit or loss	(25,250)	(48,375)	(68,534)
Ending balance	205,878	231,128	279,503
Lease liabilities and others
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	81,536	109,864	215,517
Credited/(charged) - to profit or loss	(13,929)	(28,328)	(105,653)
Ending balance	67,607	81,536	109,864
Deferred Tax Assets
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	8,338,942	7,481,347	6,310,168
Credited/(charged) - to profit or loss	729,876	857,595	1,171,179
Ending balance	9,068,818	8,338,942	7,481,347
Changes in fair value deferred tax assets
Disclosure Of movements In Deferred Tax Assets [Line Items]
Beginning balance	449,925	355,078	181,554
Credited/(charged) - to profit or loss	(210,658)	94,847	173,524
Ending balance	¥ 239,267	¥ 449,925	¥ 355,078